Summary of Condensed Statements of Comprehensive Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (2,936,434)	$ (366,973)
Total comprehensive loss	(2,741,410)	(1,348,015)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(2,936,434)	(366,973)
Other comprehensive loss	195,024	(981,042)
Total comprehensive loss	$ (2,741,410)	$ (1,348,015)